Trade payables - Summary of Trade payables (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Current
Trade payables	₨ 9,094	$ 109	₨ 6,118
Total	₨ 9,094	$ 109	₨ 6,118